Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Equity [Abstract]
Equity

Note 11 — Equity

The Company’s amended and restated certificate of incorporation authorizes the issuance of preferred stock, Class A Common Stock and Class B Common Stock. As of March 31, 2026, the board of directors had not designated any series of preferred stock, and no shares of preferred stock were issued or outstanding.

During the six months ended March 31, 2026, the Company entered into three exchange agreements pursuant to which certain outstanding indebtedness and other amounts owed were exchanged for shares of the Company’s Class A Common Stock. Under these agreements, (i) indebtedness of $785 was exchanged for 107,571 shares of Class A Common Stock at an exchange price of $7.30 per share, (ii) outstanding obligations of $1,425 were partially settled through the issuance of shares having an aggregate value of $615, with the remaining balance to be resolved under a separate agreement, and (iii) outstanding amounts owed under a service agreement, including existing and expected invoices or obligations, were exchanged for 15,000 shares of Class A Common Stock. Upon closing, the applicable exchanged obligations were to be cancelled and extinguished in accordance with the terms of the respective agreements.

During the six months ended March 31, 2025, the Company sold 52,173 shares of its Class A Common Stock to an unaffiliated investor for net proceeds of $600. The Company also issued 61,059 shares of its Class A Common Stock to certain vendors in settlement of $700 of accounts payable. In connection therewith, the Company recognized a gain of $147. Also during the six months ended March 31, 2025, holders of 12,500 shares of the Company’s Class B Common Stock elected to convert such shares into the same number of shares of the Company’s Class A Common Stock.

All references to shares, options to purchase common stock, share amounts, per share amounts, and related information contained in the condensed consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented.

Issuance of Class A Common Stock

On January 6, 2026, the Company entered into certain securities purchase agreements with unrelated investors relating to a public offering of 3,000,000 shares of its Class A Common Stock at a price to the public of $2.00 per share (the “Offering”). In connection with the Offering, the Company entered into a placement agency agreement, pursuant to which the Company agreed to pay the placement agent a cash placement fee equal to 8.0% of the aggregate gross proceeds raised in the Offering. Subject to certain conditions, the Company also agreed to reimburse the placement agent up to 1.0% of the gross proceeds raised in the Offering for non-accountable expenses and up to $100 for fees and expenses of legal counsel and other out-of-pocket expenses. The Company also agreed to indemnify the placement agent against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments that the placement agent may be required to make in respect of those liabilities. The net proceeds to the Company from the Offering were approximately $5,360, after deducting placement agent fees and commissions and other estimated offering expenses payable by the Company. As a result of the Offering, the Company issued 220,000 shares of its Class A Common Stock to a lender as make-whole shares, pursuant to the terms of a promissory note.

At the Market Offering Agreement

On October 21, 2025, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with Roth Capital Partners, LLC (“Manager”) under which the Company may offer and sell, from time to time at its sole discretion, up to $15,800 in shares of its Class A Common Stock through the Manager acting in its capacity as its sales agent.

Pursuant to the ATM Agreement, sales of the Common Stock, if any, will be made under the Company’s Registration Statement on Form S-3 (File No. 333-284351) by any method that is deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended, including privately negotiated and block transactions. The Manager will use commercially reasonable efforts consistent with its normal trading and sales practices and applicable state and federal law, rules and regulations and the rules of The Nasdaq Capital Market to sell the Common Stock from time to time, based upon instructions from the Company (including any price, time or size limits or other customary parameters or conditions the Company may impose). The Company will pay the Manager a commission of three percent of the gross sales proceeds of any Common Stock sold through the Manager under the ATM Agreement and also has provided the Manager with customary indemnification rights. The Company also reimbursed the Manager for certain expenses in connection with entering into the ATM Agreement.

During the six months ended March 31, 2026, the Company sold 191,449 shares of its Class A Common Stock under the ATM Agreement, for net proceeds (after commissions) of $1,254. The amount and timing of future proceeds the Company may receive from the sale of its Class A Common Stock pursuant to the ATM Agreement, if any, will depend on a number of factors, including that the Company is eligible to use the Registration Statement on Form S-3 to sell shares to the Manager, the number of shares the Company may elect to sell, the timing of such sales and the future market price of the Company’s Class A Common stock. As of the date of this Form 10-Q, the Company is unable to sell shares pursuant to the ATM Agreement due to restrictions on the use of the Registration Statement on Form S-3.

As of March 31, 2026, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	10,355,525
Reserve for conversion of Class B Common Stock	200,491
Reserve for exercise of common stock warrants	2,608,568
Reserve for Earnout shares	350,000
Stock options and RSUs	987,398
Awards available for grant under 2023 Equity Incentive Plan	94,209
Awards available for grant under 2023 Employee Stock Purchase Plan	68,705
Shares of Class A Common Stock available for issuance	270,335,104

The Company has never declared or paid any dividends on any class of its equity securities and does not expect to do so in the near future.

Note 14 — Equity

In connection with the Merger, the Company adopted its amended and restated certificate of incorporation and amended and restated bylaws. The amended and restated certificate of incorporation authorizes the issuance of preferred stock, Class A Common Stock and Class B Common Stock.

Preferred Stock

In connection with the Merger, all outstanding shares of Legacy Mobix Founders Redeemable Convertible Preferred Stock and Series A Redeemable Convertible Preferred Stock were cancelled and converted into 225,490 shares of the Company’s Class B Common Stock.

The amended and restated certificate of incorporation authorizes the Company to issue 10,000,000 shares of preferred stock, par value $0.00001, and the Company’s board of directors is authorized to designate one or more series of preferred stock, to fix the number of shares constituting any such series of preferred stock, and the powers, preferences and rights of any such series of preferred stock. Through September 30, 2025, the board of directors had not designated any such series of preferred stock and as of September 30, 2025 no shares of preferred stock were issued or outstanding.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Common Stock

The Company is authorized to issue 285,000,000 shares of Class A Common Stock and 5,000,000 shares of Class B Common Stock. Holders of Class A and Class B Common Stock are each entitled to receive ratably any dividends or distributions as may be declared from time to time by the board of directors. Each class of common stock is subordinate to the Company’s preferred stock with respect to rights upon liquidation of the Company. Neither class of common stock is redeemable at the option of the holders. The holders of Class A and Class B Common Stock are entitled to vote together as a single class, with each holder of outstanding shares of Class A Common Stock entitled to one vote for each share of Class A Common Stock and each holder of outstanding shares of Class B Common Stock entitled to ten votes for each share of Class B Common Stock. Holders of shares of Class B Common Stock may elect at any time to convert each outstanding share of Class B Common Stock into one share of Class A Common Stock. Shares of Class B Common Stock are also subject to automatic conversion into shares of Class A Common Stock upon the occurrence of certain events or, if not previously converted, upon the seventh anniversary of the Closing.

During the year ended September 30, 2025, the Company sold 157,446 shares of its Class A Common Stock in private placements for net proceeds of $1,600. In connection with the issuance of these shares, the Company also granted one investor a warrant to purchase 50,004 shares of common stock at a price of $9.60 per share. The warrant is immediately exercisable and has a term of three years. The Company determined the warrant to be a freestanding equity instrument with no subsequent remeasurement. The Company also issued 385,000 shares of its Class A Common Stock in connection with the April 2025 Offering. See Note 15, Warrants.

During the year ended September 30, 2024, Legacy Mobix sold 48,217 shares of its common stock at various dates in private placements for net proceeds of $3,286. In connection with the issuance of these shares, Legacy Mobix also granted one investor a warrant to purchase 2,741 shares of common stock at a price of $0.10 per share. The warrant is immediately exercisable and has a term of one year. The Company determined the warrant to be a freestanding equity instrument with no subsequent remeasurement. The Company determined the amount recognized within additional paid-in capital by allocating the proceeds received among the shares of common stock and the warrant issued based on their relative fair values. Subsequent to the Merger, the Company sold 37,000 shares of its Class A Common Stock to an unaffiliated investor for proceeds of $192. The Company also issued the investor a warrant to purchase an aggregate of 40,700 shares of its Class A Common Stock at a price of $11.80 per share. The warrant is immediately exercisable and has a five-year term.

As of September 30, 2025, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	5,883,842
Reserve for conversion of Class B Common Stock	200,491
Reserve for exercise of common stock warrants	2,508,573
Reserve for Earnout Shares	350,000
Reserve for RaGE Earnout	64,280
Stock options and RSUs	1,564,028
Awards available for grant under 2023 Equity Incentive Plan	256,089
Reserve for issuance under 2023 Employee Stock Purchase Plan	68,705
Class A Common Stock available for issuance	274,103,993

The Company has never declared or paid any dividends on any class of its equity securities and does not expect to do so in the near future.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Committed Equity Facility

In March 2024, the Company entered into a Purchase Agreement (“Purchase Agreement”) and a related Registration Rights Agreement with B. Riley Principal Capital II (“B. Riley”) which provides the Company the right, in its sole discretion, and subject to the satisfaction of the conditions set forth therein, to sell to B. Riley up to 950,000 newly issued shares of its Class A Common Stock (subject to certain limitations) from time to time. Any sales of Class A Common Stock pursuant to the Purchase Agreement, and the timing of any sales, are solely at the Company’s option, and the Company is under no obligation to sell any securities to B. Riley. The per share purchase price that B. Riley will pay for shares of Class A Common Stock is determined by reference to the volume weighted average price of the Class A Common Stock measured over the regular trading session or intraday period of the trading session on Nasdaq on the date of each purchase, in each case as defined in the Purchase Agreement, less a three percent discount.

As consideration for B. Riley’s commitment to purchase shares of the Company’s Class A Common Stock, the Company agreed to pay a cash commitment fee in the amount of $1,500 and reimburse certain legal fees. B. Riley will withhold 30% in cash from the total aggregate purchase price until B. Riley has received the entire cash commitment fee. As of September 30, 2025, $1,478 of the commitment fee remains unpaid, and is currently due. In April 2024, the Company filed a registration statement with the Securities and Exchange Commission to register under the Securities Act, the offer and resale by B. Riley of up to 950,000 shares of Class A Common Stock that the Company may elect to sell to B. Riley pursuant to the Purchase Agreement. The registration statement was declared effective on May 13, 2024.

During the year ended September 30, 2024, the Company sold 3,636 shares of its Class A Common Stock to B. Riley under the Purchase Agreement for gross proceeds of $73; no shares were sold under the Purchase Agreement during the year ended September 30, 2025. The amount and timing of the proceeds the Company receives from the sale of shares of Class A Common Stock pursuant to the Purchase Agreement, if any, will depend on a number of factors, including the numbers of shares the Company may elect to sell, the timing of such sales, the future market price of the Company’s Class A Common stock and the payment of the cash commitment fee. For the year ended September 30, 2024, cash commitment and other fees under the Purchase Agreement totaling $1,577 are included in “Other non-operating losses, net” in the consolidated statements of operations and comprehensive loss.